Leases - Balance Sheet information (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Lessee Disclosure [Abstract]
Operating lease right-of-use assets	$ 16,876	$ 18,251	$ 19,860	$ 20,380	$ 20,891	$ 21,223	$ 27,165	$ 32,935	$ 29,915
Operating lease liabilities	4,641	4,241	4,093	3,986	3,875	2,687	767	2,696	1,886
Operating lease liabilities, net of current portion	33,850	37,223	$ 38,306	$ 39,378	$ 40,409	$ 41,417	$ 42,196	$ 43,135	$ 43,563
Total operating lease liabilities	$ 38,491	$ 41,464